INCOME TAX	6 Months Ended
Dec. 31, 2024
INCOME TAX
INCOME TAX

NOTE 19. INCOME TAX

The Company is not subject to any income taxes in the United States or the Cayman Islands and had minimal operations in jurisdictions other than the PRC. BHD and Nanjing Recon are subject to PRC’s income taxes as PRC domestic companies. The Company follows Implementing Rules for the Enterprise Income Tax Law (“Implementing Rules”), which took effect on January 1, 2008 and unified the income tax rate for domestic-invested and foreign-invested enterprises at 25%.

Nanjing Recon was approved as a government-certified high-technology company and is subject to a reduced income tax rate of 15% through November 30, 2019. Nanjing Recon reapplied for a high-technology company certificate, and the new certificate was approved as November 22, 2019 and expired on November 22, 2022. Nanjing Recon reapplied for a high-technology company certificate, and the new certificate was approved as October 12, 2022 and will expire on October 12, 2025.

As approved by the domestic tax authority in the PRC, BHD was recognized as a government-certified high-technology company on November 25, 2009 and is subject to a reduced income tax rate of 15% through November 25, 2018. BHD reapplied for a high-technology company certificate, and the new certificate was approved as October 31, 2018 and expired on October 31, 2021. BHD reapplied for a high-technology company certificate, and the new certificate was approved as December 17, 2021 and will expire on December 17, 2024. BHD reapplied for a high - technology company certificate, and the new certificate was approved as December 31, 2024 and will expire on December 31, 2027.

Income (loss) before provision for income taxes consisted of:

	For the six months ended December 31,
	2023	2024	2024
	RMB	RMB	US Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Outside China areas	¥(14,621,317)	¥(6,118,811)	$(838,274)
China	(8,390,493)	(14,609,179)	(2,001,448)
Total	¥(23,011,810)	¥(20,727,990)	$(2,839,722)

Deferred tax assets, net is composed of the following:

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Deferred tax assets:
Allowance for credit losses	¥1,652,102	¥1,125,857	$154,242
Impairment for inventory	221,290	21,868	2,996
Net operating loss carryforwards	25,843,951	25,574,293	3,503,665
Subtotal	27,717,343	26,722,018	3,660,903
Less: Valuation allowance	(27,437,564)	(26,442,239)	(3,622,572)
Total deferred tax assets, net	¥279,779	¥279,779	$38,331
Deferred tax liabilities:
Accelerated amortization of intangible assets	(132,891)	(132,891)	(18,207)
Gain on the previously held equity method investment	(146,888)	(146,888)	(20,124)
Recognition of customer relationship arising from business combinations	—	—	—
Total deferred tax liabilities	(279,779)	(279,779)	(38,331)
Deferred tax assets, net	¥—	¥—	$—

The Company’s subsidiaries, VIEs and VIEs’ subsidiaries incurred a cumulative net operating loss (“NOL”) which may reduce future corporate taxable income. As of June 30, 2024, the cumulative NOL was approximately ¥125.8 million. During the six months ended December 31, 2024, the Company’s subsidiaries, VIEs and VIEs’ subsidiaries incurred an additional NOL carryforwards of approximately ¥8.4 million ($1.2 million), resulting in a cumulative NOL carryforwards of approximately ¥134.2 million ($18.4 million) as of December 31, 2024.

The NOL will expire over the next five years as follows:

	RMB	US Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2025	¥19,617,124	2,687,535
2026	32,533,742	4,457,104
2027	27,137,905	3,717,878
2028	34,868,363	4,776,946
2029	20,017,992	2,742,454
Total	¥134,175,126	$18,381,917

The Company’s income tax expense (benefit) is comprised of the following:

	For the six months ended December 31,
	2023	2024	2024
	RMB	RMB	US Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax provision	¥96,041	¥1,609	$220
Deferred income tax provision	—	—	—
Expense for income tax	¥96,041	¥1,609	$220